Financial (costs) income - net - Summary of Financial (Costs) Income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income:
Interest income	$ 55,888	$ 16,640	$ 11,686
Interest generated by short term bank deposits	79,183
Gain on derivative financial Instruments	7,980
Other commissions	12,812	9,429	8,154
Financial income	155,863	26,069	19,840
Financial costs:
Interest cost on lease liabilities	(1,072,774)	(762,872)	(507,875)
Interest cost on Promissory Notes	(82,588)	(619,779)	(615,592)
Loss related to modification of Promissory Notes		(55,527)
Loss related to remeasurement of Promissory Notes		(28,709)
Amortization of issuance of debt costs	(5,967)
Interest on bonus payable to related parties	(1,191)	(4,523)	(3,460)
Interest cost on credit lines	(43,773)	(16,729)
Interest on supplier finance arrangements and other commissions	(21,729)	(13,744)
Interest cost on financing of transportation and store equipment (Debt)	(29,232)	(25,224)	(41,859)
Financial costs	(1,257,254)	(1,527,107)	(1,168,786)
Exchange rate fluctuation:
Gain for exchange rate fluctuation	542,222	667,118	285,990
Loss for exchange rate fluctuation	(51,794)	(60,848)	(21,060)
Exchange rate fluctuation	490,428	606,270	264,930
Financial costs - Net	$ (610,963)	$ (894,768)	$ (884,016)